===============================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5360
                                                      --------

                       Oppenheimer Main Street Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2009
                                                ----------
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                SHARES            VALUE
                                                            --------------   ---------------
COMMON STOCKS--97.9%
CONSUMER DISCRETIONARY--10.5%
DIVERSIFIED CONSUMER SERVICES--0.6%
H&R Block, Inc.                                                  1,598,389   $    32,447,297
HOTELS, RESTAURANTS & LEISURE--2.9%
Hyatt Hotels Corp., Cl. A(1)                                       412,933        11,871,824
McDonald's Corp.                                                 2,579,141       163,130,664
                                                                             ---------------
                                                                                 175,002,488
MEDIA--4.1%
Grupo Televisa SA, Sponsored GDR                                 1,597,380        32,858,107
McGraw-Hill Cos., Inc. (The)                                     3,433,904       102,879,764
Time Warner Cable, Inc.                                          1,777,580        74,462,826
Washington Post Co. (The), Cl. B                                    94,064        38,905,811
                                                                             ---------------
                                                                                 249,106,508
SPECIALTY RETAIL--2.9%
Advance Auto Parts, Inc.                                         1,194,042        46,925,851
Best Buy Co., Inc.                                               1,648,264        70,595,147
GameStop Corp., Cl. A(1)                                         2,430,533        59,329,311
                                                                             ---------------
                                                                                 176,850,309
CONSUMER STAPLES--10.6%
FOOD & STAPLES RETAILING--1.5%
Wal-Mart Stores, Inc.                                            1,618,100        88,267,355
FOOD PRODUCTS--3.2%
General Mills, Inc.                                              2,230,250       151,657,000
Unilever NV, NY Shares                                           1,372,600        42,289,806
                                                                             ---------------
                                                                                 193,946,806
HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co.                                              908,781        76,510,272
PERSONAL PRODUCTS--0.7%
Mead Johnson Nutrition Co., Cl. A                                1,033,101        45,322,141
TOBACCO--3.9%
Philip Morris International, Inc.                                4,971,666       239,087,418
ENERGY--11.9%
ENERGY EQUIPMENT & SERVICES--1.4%
Schlumberger Ltd.                                                1,320,300        84,353,967
OIL, GAS & CONSUMABLE FUELS--10.5%
Chevron Corp.                                                    1,691,379       131,995,217
Enterprise Products Partners LP                                  1,948,682        58,051,237
Exxon Mobil Corp.                                                3,087,663       231,790,861
Murphy Oil Corp.                                                   813,909        45,896,329
Occidental Petroleum Corp.                                       1,549,926       125,218,522
Plains All American Pipeline LP                                    927,336        46,923,202
                                                                             ---------------
                                                                                 639,875,368
FINANCIALS--12.8%
CAPITAL MARKETS--1.4%
State Street Corp.                                               2,088,281        86,246,005
Teton Advisors, Inc., Cl. A                                            191             5,539
                                                                             ---------------
                                                                                  86,251,544


                        1 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                SHARES            VALUE
                                                            --------------   ---------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS--2.9%
KeyCorp                                                          3,318,200   $    19,444,652
Marshall & Ilsley Corp.                                          3,521,000        20,245,750
Regions Financial Corp.                                          4,251,373        24,913,046
SunTrust Banks, Inc.                                               927,000        21,905,010
U.S. Bancorp                                                     3,804,600        91,804,998
                                                                             ---------------
                                                                                 178,313,456
CONSUMER FINANCE--1.9%
American Express Co.                                             2,738,218       114,539,659
DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.                                            5,926,639        93,937,228
Citigroup, Inc.                                                 11,261,047        46,282,903
Leucadia National Corp.(1)                                       1,312,333        28,241,406
                                                                             ---------------
                                                                                 168,461,537
INSURANCE--3.8%
Chubb Corp.                                                      1,926,157        96,577,512
Hartford Financial Services Group, Inc. (The)                      729,400        17,841,124
Lincoln National Corp.                                           2,492,199        57,096,279
Travelers Cos., Inc. (The)                                       1,103,981        57,837,565
                                                                             ---------------
                                                                                 229,352,480
HEALTH CARE--13.2%
BIOTECHNOLOGY--4.4%
Amgen, Inc.(1)                                                   1,700,369        95,815,793
Celgene Corp.(1)                                                 2,005,120       111,183,904
Cephalon, Inc.(1)                                                  559,400        30,739,030
Gilead Sciences, Inc.(1)                                           681,900        31,401,495
                                                                             ---------------
                                                                                 269,140,222
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Covidien plc                                                       332,100        15,548,922
HEALTH CARE PROVIDERS & SERVICES--3.7%
Laboratory Corp. of America Holdings(1)                            788,419        57,523,050
Medco Health Solutions, Inc.(1)                                  1,735,874       109,637,802
WellPoint, Inc.(1)                                               1,051,300        56,801,739
                                                                             ---------------
                                                                                 223,962,591
PHARMACEUTICALS--4.8%
Abbott Laboratories                                              2,286,570       124,595,199
Merck & Co., Inc.                                                4,558,438       165,061,040
                                                                             ---------------
                                                                                 289,656,239
INDUSTRIALS--12.6%
AEROSPACE & DEFENSE--2.6%
Precision Castparts Corp.                                          898,600        93,166,848
United Technologies Corp.                                          944,745        63,524,654
                                                                             ---------------
                                                                                 156,691,502
AIR FREIGHT & LOGISTICS--1.0%
United Parcel Service, Inc., Cl. B                               1,082,216        62,194,954
COMMERCIAL SERVICES & SUPPLIES--1.9%
Republic Services, Inc.                                          4,176,620       117,780,684


                        2 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                SHARES            VALUE
                                                            --------------   ---------------
COMMON STOCKS CONTINUED
CONSTRUCTION & ENGINEERING--0.8%
KBR, Inc.                                                        2,713,768   $    50,557,498
INDUSTRIAL CONGLOMERATES--4.1%
General Electric Co.                                             6,726,800       107,763,336
Tyco International Ltd.                                          3,838,178       137,675,445
                                                                             ---------------
                                                                                 245,438,781
PROFESSIONAL SERVICES--1.1%
Verisk Analytics, Inc., Cl. A(1)                                 2,464,155        66,310,411
ROAD & RAIL--1.1%
Union Pacific Corp.                                              1,042,211        65,930,268
INFORMATION TECHNOLOGY--18.2%
COMMUNICATIONS EQUIPMENT--2.2%
QUALCOMM, Inc.                                                   2,918,338       131,325,210
COMPUTERS & PERIPHERALS--3.1%
Apple, Inc.(1)                                                     939,085       187,732,482
INTERNET SOFTWARE & SERVICES--3.7%
eBay, Inc.(1)                                                    4,348,100       106,398,007
Google, Inc., Cl. A(1)                                             197,506       115,145,998
                                                                             ---------------
                                                                                 221,544,005
IT SERVICES--3.6%
Accenture plc, Cl. A                                               800,300        32,844,312
Hewitt Associates, Inc.(1)                                       1,659,243        66,668,384
MasterCard, Inc., Cl. A                                            295,795        71,245,184
Western Union Co.                                                2,735,919        50,477,706
                                                                             ---------------
                                                                                 221,235,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Xilinx, Inc.                                                     1,296,700        29,357,288
SOFTWARE--5.1%
Adobe Systems, Inc.(1)                                           1,548,028        54,304,822
Check Point Software Technologies Ltd.(1)                        1,800,477        56,877,068
Microsoft Corp.                                                  6,751,870       198,572,497
                                                                             ---------------
                                                                                 309,754,387
MATERIALS--3.2%
CHEMICALS--2.3%
Monsanto Co.                                                       730,918        59,021,629
Praxair, Inc.                                                      964,537        79,120,970
                                                                             ---------------
                                                                                 138,142,599
CONTAINERS & PACKAGING--0.9%
Sealed Air Corp.                                                 2,633,396        58,698,397
TELECOMMUNICATION SERVICES--1.6%
WIRELESS TELECOMMUNICATION SERVICES--1.6%
America Movil SAB de CV, ADR, Series L                           2,062,330        99,775,525
UTILITIES--3.3%
ENERGY TRADERS--1.9%
AES Corp. (The)(1)                                               9,172,392       116,856,274


                        3 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

                                                                SHARES            VALUE
                                                            --------------   ---------------
COMMON STOCKS CONTINUED
MULTI-UTILITIES--1.4%
Public Service Enterprise Group, Inc.                            2,674,260   $    83,864,794
                                                                             ---------------
Total Common Stocks (Cost $4,927,439,190)                                      5,939,187,224
INVESTMENT COMPANY--1.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.31% (2,3) (Cost $95,345,191)                                  95,345,191        95,345,191
TOTAL INVESTMENTS, AT VALUE (COST $5,022,784,381)                     99.5%    6,034,532,415
Other Assets Net of Liabilities                                        0.5        28,446,323
                                                            --------------   ---------------
Net Assets                                                           100.0%  $ 6,062,978,738
                                                            ==============   ===============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of November 30, 2009.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS         GROSS            SHARES
                                                     AUGUST 31, 2009    ADDITIONS    REDUCTIONS    NOVEMBER 30, 2009
                                                     ---------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E      24,831,128     356,807,453   286,293,390       95,345,191

                                                                 VALUE            INCOME
                                                            --------------   ---------------
Oppenheimer Institutional Money Market Fund, Cl. E          $   95,345,191   $        42,110

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2009 based on valuation input level:

                                                                       LEVEL 3--
                                   LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES    OBSERVABLE INPUTS       INPUTS          VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  633,406,602          $--               $--       $  633,406,602
   Consumer Staples                643,133,992           --                --          643,133,992
   Energy                          724,229,335           --                --          724,229,335
   Financials                      776,918,676           --                --          776,918,676
   Health Care                     798,307,974           --                --          798,307,974
   Industrials                     764,904,098           --                --          764,904,098


                        4 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

   Information Technology        1,100,948,958           --                --        1,100,948,958
   Materials                       196,840,996           --                --          196,840,996
   Telecommunication Services       99,775,525           --                --           99,775,525
   Utilities                       200,721,068           --                --          200,721,068
Investment Company                  95,345,191           --                --           95,345,191
                                --------------          ---               ---       --------------
Total Assets                    $6,034,532,415          $--               $--       $6,034,532,415
                                --------------          ---               ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair


                        5 | OPPENHEIMER MAIN STREET FUND

Oppenheimer Main Street Fund

STATEMENT OF INVESTMENTS NOVEMBER 30, 2009 / UNAUDITED

valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $5,060,056,769
                                 ==============
Gross unrealized appreciation    $1,007,608,691
Gross unrealized depreciation       (33,133,045)
                                 --------------
Net unrealized appreciation      $  974,475,646
                                 ==============


                        6 | OPPENHEIMER MAIN STREET FUND

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.

By: /s/ William F. Glavin
    ----------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin
    ---------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010